CRM LARGE CAP OPPORTUNITY FUND (Prospectus Summary) | CRM LARGE CAP OPPORTUNITY FUND
CRM LARGE CAP OPPORTUNITY FUND
INVESTMENT OBJECTIVE
CRM Large Cap Opportunity Fund seeks long-term capital appreciation.

FEES AND EXPENSES
This table sets forth the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CRM LARGE CAP OPPORTUNITY FUND		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		0.25%	none
Other Miscellaneous Expenses		0.29%	0.31%
Total Other Expenses		0.54%	0.31%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1][2]	1.30%	1.07%
Fee Waiver and Expense Reimbursement	[1]	(0.14%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1][2]	1.16%	0.91%
[1]	The Adviser has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Fund to the extent that the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 1.15% and 0.90% of average daily net assets of Investor Shares and Institutional Shares, respectively. These expense limitations are in effect until November 1, 2012. Prior to that date, the arrangement may be terminated for a class only by the vote of the Board of Trustees of the Fund.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that is included in the Fund's financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated.

The Example assumes that you reinvested all dividends and other distributions;

the average annual return was 5%; the Fund's total operating expenses

(reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions,

your costs would be:

Expense Example CRM LARGE CAP OPPORTUNITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Shares	118	398	699	1,555
Institutional Shares	93	324	575	1,291

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 155%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal circumstances, invests at least 80% of its assets in equity and equity related securities of U.S. and non-U.S. companies with market capitalizations at the time of initial purchase within the range of those in the

Russell 1000 Value Index ("large cap companies") that are publicly traded on a

U.S. securities market. The market capitalization range of the Index changes constantly, and as a result, the capitalization of large cap companies in which the Fund will invest will also change. As of September 30, 2011, the market capitalization range of the Index was approximately $720 million to

$357.8 billion. For purposes of the 80% investment policy, equity and equity related securities include: common and preferred stocks, securities convertible into common stock, and warrants on common stock.

The Adviser evaluates investment opportunities for the Fund using a proprietary value-oriented process that seeks to identify companies characterized by three attributes: change, neglect and relative valuation. The Adviser seeks to identify those changes that are material to a company's operations, outlook and prospects while also identifying companies that it believes have been neglected by other investors. The Adviser utilizes a primarily qualitative research process focused on these attributes to identify and invest in relatively undervalued

companies.These factors formulate the Adviser's investment case for each company under consideration for investment. An important function of the Adviser's investment process is to set a price target at which the security will be sold, provided that there has been no fundamental change in the investment case. The Adviser monitors each security held by the Fund to determine if the security continues to act in accordance with the Adviser's initial assessment. Ordinarily, once the Adviser believes that an investment case has realized its anticipated prospects,the security will be sold. Additionally, the security would typically be sold if the identified change does not have the expected impact on earnings and cash flow of the company or a company's fundamentals deteriorate, or due to other market conditions that would cause the Adviser to believe a sale would be advisable.

PRINCIPAL INVESTMENT RISKS
It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks the Fund buys will increase in value. The following is a summary description of certain risks of investing in the Fund.

Market Risk. Stock markets are volatile and can decline significantly in response to adverse issuer, regulatory, market or economic developments.

Different parts of the U.S. market and different markets around the world can react differently to these developments. When market prices fall, the value of your investment will go down. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities. The Fund may experience a substantial or complete loss on any individual security. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets,

and the practical implications for market participants, may not be fully known for some time.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. This may result from a wide variety of factors that affect particular companies or industries, including changes in market demand for particular goods and services, increases in costs of supply, changes in management, increased competition and changes in regulatory environment.

Value Investing Risk.Value stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. The Adviser may be incorrect when it decides that a stock is undervalued by the market.

Portfolio Selection Risk. The value of your investment may decrease if the

Adviser's judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements, is incorrect.

Risks of Foreign Investments. Investing in foreign securities involves special risks that can increase the potential for losses. These risks may include nationalization or expropriation of assets, illiquid foreign securities markets,

confiscatory taxation, foreign withholding taxes, imposition of currency controls or restrictions, natural disasters and political, economic or social instability. Because many foreign markets are smaller, less liquid and more volatile, the Fund may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable. In some foreign countries, less information is available about issuers and markets. Foreign markets may offer less protection to investors. Foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. Currency fluctuations could erase investment gains or add to investment losses.

Focus Risk. To the extent that the Fund invests in a smaller number of issuers or emphasizes investments in particular industries or market sectors, the Fund will be subject to a greater degree to any market price movements, regulatory or technological changes, economic conditions or other developments affecting those issuers or companies in those industries or market sectors.

Portfolio Turnover Risk. If the Fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Expense Risk. Your actual costs of investing in the Fund may be higher than the expenses shown in "Annual Fund Operating Expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail later in this prospectus or in the statement of additional information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The bar chart and the average annual total return table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows changes in the Fund's performance from calendar year to calendar year for Institutional

Shares. The table shows how the Fund's average annual total returns for one year, five years and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index and the Russell 1000 Index, two

broad-based measures of market performance. Total returns would have been lower had certain fees and expenses not been waived. The Fund makes updated performance information available at the Fund's website,

www.crmfunds.com/performance_daily.aspx, or at the following telephone number:

800-CRM-2883. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS FOR INSTITUTIONAL SHARES FOR CALENDAR YEARS ENDED DECEMBER 31

Calendar YTD Total Return as of September 30, 2011:  (11.79)%

    Best Quarter During the Period          Worst Quarter During the Period

       Covered in the Bar Chart                Covered in the Bar Chart

                14.15%                                 (20.18)%

  For the quarter ended June 30, 2009   For the quarter ended December 31, 2008

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns CRM LARGE CAP OPPORTUNITY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	Before Taxes	10.76%	2.16%	2.13%	Dec. 01, 2005
Institutional Shares	Before Taxes	10.98%	2.43%	2.39%	Dec. 01, 2005
Institutional Shares After Taxes on Distributions	After Taxes on Distributions	10.90%	1.98%	1.95%	Dec. 01, 2005
Institutional Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares	7.24%	1.92%	1.89%	Dec. 01, 2005
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	1.38%	Dec. 01, 2005
Russell 1000 Index	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	2.57%	Dec. 01, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Shares. After-tax returns for Investor Shares will vary.